Benefit Plans (Narrative) (Details) $ in Thousands			3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation									$ 731,825	$ 723,887	$ 748,421
Noncurrent liabilities									57,395	76,314
Benefit obligation in excess of plan assets			$ 41,088	$ 44,094	$ 47,100		$ 41,088		57,395	76,314
Accumulated benefit obligation in excess of plan assets									46,471	64,724
Net loss (gain) arising during period									7,690	11,757
Amount included in regulatory assets and liabilities									203,047	209,252
Benefit obligation									731,825	723,887
Plan assets									$ 674,430	647,573
Expected return on plan assets									6.75%
Effect of 25 basis point increase in discount rate on pension expense									$ (1,200)
Effect of 25 basis point decrease in discount rate on pension expense									1,300
Amortization of net losses from regulatory assets									13,200
Amortization of net periodic benefit cost from regulatory assets									4,200
Employer contributions during quarter					7,211				15,950	25,166	54,100
Pension expense									34,600	35,700
Service cost			1,836	1,836	1,836	$ 1,754	5,508	$ 5,263	7,018	8,314	7,231
Interest cost			6,326	6,326	6,327	6,454	18,979	19,362	$ 25,815	$ 29,638	$ 31,154
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan									79.00%
Benefit obligation in excess of plan assets									$ (56,300)
Accumulated benefit obligation in excess of plan assets									$ 45,400
Discount rate		4.29%							4.42%	4.06%	4.92%
Expected return on plan assets									6.75%	6.75%	7.00%
Amortization of net losses from regulatory assets									$ 13,000
Amortization of net periodic benefit cost from regulatory assets									4,200
Service cost									400
Interest cost									$ 5,300
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee									23
Benefit obligation in excess of plan assets									$ (1,100)
Accumulated benefit obligation in excess of plan assets									$ 1,100
Discount rate		4.00%							4.19%	3.82%	4.64%
Expected return on plan assets									6.75%	6.75%	7.00%
Amortization of net losses from regulatory assets									$ 200
Amortization of net periodic benefit cost from regulatory assets									0
Service cost									0
Interest cost									$ 0
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee									168
Number of plan participants, retired | employee									15
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation									$ 731,825	$ 723,887		$ 748,421
Noncurrent liabilities									57,395	76,314
Benefit obligation in excess of plan assets			41,088	44,094	47,100		41,088		57,395	76,314
Accumulated benefit obligation in excess of plan assets									46,471	64,724
Net loss (gain) arising during period									7,690	11,757
Pension liability actuarial loss									2,000
Pension liability actuarial loss, change in discount rate									9,700
Amount included in regulatory assets and liabilities									$ 203,047	209,252
Minimum percentage of unrecognized net loss over benefit obligation or assets in order to be amortized									10.00%
Amortization period of unrecognized loss									9 years 9 months
Benefit obligation									$ 731,825	723,887
Plan assets									674,430	647,573
Unfunded status of plan									$ (57,400)
Expected return on plan assets									6.75%
Effect of 25 basis point increase in discount rate on pension expense									$ (1,200)
Effect of 25 basis point decrease in discount rate on pension expense									1,300
Amortization of net losses from regulatory assets									13,200
Amortization of net periodic benefit cost from regulatory assets									4,200
Employer contributions during quarter					7,211				$ 15,950	25,166	$ 54,100
Funded target liability (percent)									108.00%
Normal service cost									$ 7,100
Plan expenses									2,200
Required funding in next fiscal year									7,100
Pension expense									34,600	35,700
Service cost			1,836	1,836	1,836	1,754	5,508	5,263	7,018	8,314	7,231
Interest cost			6,326	$ 6,326	$ 6,327	$ 6,454	18,979	$ 19,362	25,815	$ 29,638	$ 31,154
Indianapolis Power And Light Company [Member] | Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation			$ 7,300				$ 7,300		$ 6,800
Indianapolis Power And Light Company [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan									79.00%
Benefit obligation in excess of plan assets									$ 56,300
Accumulated benefit obligation in excess of plan assets									$ 45,400
Discount rate		4.29%							4.42%	4.06%	4.92%
Expected return on plan assets									6.75%	6.75%	7.00%
Amortization of net losses from regulatory assets									$ 13,000
Amortization of net periodic benefit cost from regulatory assets									4,200
Service cost									400
Interest cost									$ 5,300
Indianapolis Power And Light Company [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants | employee									23
Benefit obligation in excess of plan assets									$ 1,100
Accumulated benefit obligation in excess of plan assets									$ 1,100
Discount rate		4.00%							4.19%	3.82%	4.64%
Expected return on plan assets									6.75%	6.75%	7.00%
Amortization of net losses from regulatory assets									$ 200
Amortization of net periodic benefit cost from regulatory assets									0
Service cost									0
Interest cost									$ 0
Indianapolis Power And Light Company [Member] | Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of plan participants, active | employee									168
Number of plan participants, retired | employee									15
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.75%
Subsequent Event [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.75%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan									87.00%
Defined contripution plan contributions									$ 3,100	$ 3,100	$ 3,000
Thrift Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan									87.00%
Defined contripution plan contributions									$ 3,100	3,100	3,000
Retirement Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan									13.00%
Percentage of employee's base compensation matched									5.00%
Defined contripution plan contributions									$ 1,000	300	1,500
Retirement Savings Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan									13.00%
Percentage of employee's base compensation matched									5.00%
Defined contripution plan contributions									$ 1,000	$ 300	$ 1,500
Union Employees [Member] | Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan									8.00%
Union Employees [Member] | Thrift Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees covered by the plan									8.00%
Defined Benefit Plan, Impact of Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost									$ 400
Interest cost									5,300
Defined Benefit Plan, Impact of Change [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost									(364)
Interest cost									(5,327)
Defined Benefit Plan, Impact of Change [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost									400
Interest cost									5,300
Defined Benefit Plan, Impact of Change [Member] | Indianapolis Power And Light Company [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost									(364)
Interest cost									$ (5,327)